Other Gain (Loss)	12 Months Ended
Dec. 31, 2024
Other Gain (Loss) [Abstract]
Other (Loss) Gain

20	OTHER LOSS

	For the years ended
	December 31, 2024	December 31, 2023
Transaction and integration costs arising on the Argonaut Transaction (Note 6)	(9.3)	—
Turkish projects care and maintenance and arbitration costs	(6.5)	(2.9)
Loss on disposal of assets	(10.6)	(1.9)
Fair value adjustment on contingent consideration	(5.7)	(13.4)
Write down of miscellaneous receivables	(4.7)	—
Revision to reclamation for closed sites	(0.2)	(3.3)
Other	(2.7)	(1.4)
	($39.7)	($22.9)